----------------------------
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                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: October 31, 2006

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                                                    hours per response: 19.3
                                                    ----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-08883
                                    --------------------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    480 Shepherd Street         Winston-Salem, North Carolina         27103
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)


                              John F. Splain, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     ----------------------

Date of fiscal year end:         September 30, 2005
                          ------------------------------------

Date of reporting period:       March 31, 2005
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                 ------------------===========----------------


                 ---------------------------------------------



                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND


                 ---------------------------------------------


                 ------------------===========----------------
                        THE SHEPHERD STREET FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005
                                  (UNAUDITED)

[GRAPHIC OMITTED]


THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

          SHEPHERD STREET EQUITY FUND             S&P 500 INDEX
          ---------------------------             -------------

           10/1/1998         10000           10/1/1998        10000
          12/31/1998         12040          12/31/1998        12506
           3/31/1999         12080           3/31/1999        13129
           6/30/1999         13730           6/30/1999        14055
           9/30/1999         12840           9/30/1999        13177
          12/31/1999         14400          12/31/1999        15138
           3/31/2000         15085           3/31/2000        15485
           6/30/2000         15054           6/30/2000        15073
           9/30/2000         15064           9/30/2000        14927
          12/31/2000         14359          12/31/2000        13759
           3/31/2001         13085           3/31/2001        12128
           6/30/2001         14529           6/30/2001        12837
           9/30/2001         11797           9/30/2001        10953
          12/31/2001         14004          12/31/2001        12126
           3/31/2002         13310           3/31/2002        12159
           6/30/2002         12071           6/30/2002        10530
           9/30/2002         10190           9/30/2002         8710
          12/31/2002         10768          12/31/2002         9445
           3/31/2003         10684           3/31/2003         9148
           6/30/2003         11987           6/30/2003        10556
           9/30/2003         12638           9/30/2003        10835
          12/31/2003         14193          12/31/2003        12155
           3/31/2004         14960           3/31/2004        12361
           6/30/2004         14770           6/30/2004        12573
           9/30/2004         14193           9/30/2004        12338
          12/31/2004         15565          12/31/2004        13477
           3/31/2005         14575           3/31/2005        13187


Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                                           Average Annual Total Returns(a)
                                         (for periods ended March 31, 2005)

                                          1 YEAR     5 YEARS    SINCE INCEPTION*
                                          ------     -------    ----------------
The Shepherd Street Equity Fund           (2.57%)    (0.68%)         5.97%

Standard & Poor's 500 Index                6.69%     (3.16%)         4.35%

--------------------------------------------------------------------------------
*    Initial public offering of shares was October 2, 1998.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------

                  SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                        AS OF MARCH 31, 2005 (UNAUDITED)

              ----------------------------------------------------

[GRAPHIC OMITTED]

                                   SHEPHERD STREET     S&P 500
                                    EQUITY FUND         INDEX
                                 --------------------------------
Consumer Discretionary                  13.1%           11.4%
Consumer Staples                        10.7%           10.7%
Energy                                   7.4%            8.8%
Financials                              13.1%           20.1%
Health Care                             15.9%           12.7%
Industrials                             12.8%           11.6%
Information Technology                  21.1%           15.2%
Materials                                1.4%            3.2%
Telecommunication Services               2.9%            3.1%
Utilities                                0.0%            3.1%
Cash and Equivalents                     1.6%            0.0%



                  SHEPHERD STREET EQUITY FUND TOP TEN HOLDINGS
                           March 31, 2005 (Unaudited)
            -------------------------------------------------------

            SECURITY DESCRIPTION               % OF NET ASSETS
            ---------------------------        ---------------
            Johnson & Johnson                        4.5%
            Pfizer, Inc.                             3.7%
            Capital One Financial Corporation        3.5%
            L-3 Communications Holdings, Inc.        3.5%
            D.R. Horton, Inc.                        3.5%
            Microsoft Corporation                    3.4%
            PepsiCo, Inc.                            3.4%
            Berkshire Hathaway, Inc. - Class A       3.3%
            Intel Corporation                        3.3%
            General Electric Company                 3.1%

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                           -----------

            COMMON STOCKS -- 98.4%
            CONSUMER DISCRETIONARY -- 13.1%
    12,000  Harley-Davidson, Inc. ...............................  $   693,120
    25,000  IAC/InterActiveCorp (a) .............................      556,750
    13,000  Lowe's Companies, Inc. ..............................      742,170
     7,000  Mohawk Industries, Inc. (a) .........................      590,100
    33,000  Time Warner, Inc. (a) ...............................      579,150
    12,000  Wal-Mart Stores, Inc. ...............................      601,320
                                                                   -----------
                                                                    3,762,610
                                                                   -----------
            CONSUMER STAPLES -- 10.7%
    18,175  PepsiCo, Inc. .......................................      963,820
    12,000  Procter & Gamble Company (The) ......................      636,000
    20,750  SYSCO Corporation ...................................      742,850
    16,000  Walgreen Company ....................................      710,720
                                                                   -----------
                                                                     3,053,390
                                                                   -----------
            ENERGY -- 7.4%
    17,000  Devon Energy Corporation ............................      811,750
   197,900  Dynamic Oil & Gas, Inc. (a) .........................      471,002
    73,882  FX Energy, Inc. (a) .................................      845,210
                                                                   -----------
                                                                     2,127,962
                                                                   -----------
            FINANCIALS -- 13.1%
    40,000  Bank of the Carolinas ...............................      605,200
        11  Berkshire Hathaway, Inc. - Class A (a) ..............      957,000
    13,500  Capital One Financial Corporation ...................    1,009,395
    18,333  Citigroup, Inc. .....................................      823,885
     7,000  Triad Guaranty, Inc. (a) ............................      368,270
                                                                   -----------
                                                                     3,763,750
                                                                   -----------
            HEALTH CARE -- 15.9%
    15,000  Amgen, Inc. (a) .....................................      873,150
    26,300  Given Imaging Ltd. (a) ..............................      776,639
    19,000  Johnson & Johnson ...................................    1,276,040
    28,900  Novogen Ltd. - Sponsored ADR (a) ....................      548,233
    40,000  Pfizer, Inc. ........................................    1,050,800
                                                                   -----------
                                                                     4,524,862
                                                                   -----------
            INDUSTRIALS -- 12.8%
     6,000  3M Company ..........................................      514,140
    13,000  Automatic Data Processing, Inc. .....................      584,350
    11,000  Avery Dennison Corporation ..........................      681,230
    34,000  D. R. Horton, Inc. ..................................      994,160
    25,000  General Electric Company ............................      901,500
                                                                   -----------
                                                                     3,675,380
                                                                   -----------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                           -----------
            COMMON STOCKS -- 98.4% (CONTINUED)
            INFORMATION TECHNOLOGY -- 21.1%
    26,666  Activision, Inc. (a) ................................  $   394,657
    41,000  Cisco Systems, Inc. (a) .............................      733,490
    19,000  Dell, Inc. (a) ......................................      729,980
    15,000  eBay, Inc. (a) ......................................      558,900
   120,000  FalconStor Software, Inc. (a) .......................      716,400
    41,000  Intel Corporation ...................................      952,430
    14,000  L-3 Communications Holdings, Inc. ...................      994,280
    39,900  Microsoft Corporation ...............................      964,383
                                                                   -----------
                                                                     6,044,520
                                                                   -----------
            MATERIALS -- 1.4%
    50,000  NovaGold Resources, Inc. (a) ........................      415,500
                                                                   -----------

            TELECOMMUNICATION SERVICES -- 2.9%
    55,000  Nokia Oyj - ADR .....................................      848,650
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $24,807,765) ..............  $28,216,624
                                                                   -----------


  SHARES                                                               VALUE
  ------                                                           -----------
            MONEY MARKET SECURITIES -- 1.2%
   332,194  First American Treasury Obligation Fund - Class A
            (Cost $332,194) .....................................  $   332,194
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE -- 99.6% (Cost $25,139,959) $28,548,818

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% .......      112,652
                                                                   -----------

            NET ASSETS -- 100.0% ................................  $28,661,470
                                                                   ===========


(a)  Non-income producing security.

ADR - American Depositary Receipt



                See accompanying notes to financial statemetns.

THE SHEPHERD  STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND  LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS
Investments in securities:
At acquisition cost ............................................   $25,139,959
                                                                   ===========
At market value (Note 1) .......................................   $28,548,818
Receivable for capital shares sold .............................        25,517
Receivable for securities sold .................................       101,913
Dividends receivable ...........................................        12,899
                                                                   -----------
  TOTAL ASSETS .................................................    28,689,147
                                                                   -----------
LIABILITIES
Payable for capital shares redeemed ............................         1,676
Due to Advisor (Note 3) ........................................        19,549
Accrued distribution fees (Note 3) .............................         6,179
Other liabilities ..............................................           273
                                                                   -----------
  TOTAL LIABILITIES ............................................        27,677
                                                                   -----------

NET ASSETS .....................................................   $28,661,470
                                                                   ===========

Net assets consist of:
  Common stock (500,000,000 shares ($.0001 par value)
   authorized, 2,070,409 shares outstanding) ...................   $       207
  Additional paid-in capital ...................................    25,619,282
  Accumulated net investment income ............................        10,668
  Accumulated net realized losses from security transactions ...      (377,546)
  Net unrealized appreciation on investments ...................     3,408,859
                                                                   -----------
Net assets .....................................................   $28,661,470
                                                                   ===========

Shares of common stock outstanding .............................     2,070,409
                                                                   ===========

Net asset value and offering price per share(a) ................   $     13.84
                                                                   ===========

(a) Redemption price varies based on length of time held (Note 1).


                See accompanying notes to financial statemetns.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)


INVESTMENT INCOME
  Dividends ....................................................   $   243,509
                                                                   -----------

EXPENSES
  Investment advisory fees (Note 3) ............................        55,948
  Service fees (Note 3) ........................................        69,935
  Distribution fees (Note 3) ...................................        34,967
  Interest expense (Note 4) ....................................           147
                                                                   -----------
    Total expenses .............................................       160,997
  Fees reimbursed by the Advisor (Note 3) ......................          (147)
                                                                   -----------
    Net Expenses ...............................................       160,850
                                                                   -----------

NET INVESTMENT INCOME ..........................................        82,659
                                                                   -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ................       245,815
  Net change in unrealized appreciation/depreciation on investments    320,028
                                                                   -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............       565,843
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................   $   648,502
                                                                   ===========







                See accompanying notes to financial statemetns.

THE SHEPHERD STREET EQUITY FUND
------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                                ENDED           YEAR
                                                               MARCH 31,        ENDED
                                                                 2005        SEPTEMBER 30,
                                                              (UNAUDITED)        2004
                                                             -------------   -------------
FROM OPERATIONS
  Net investment income (loss) ...........................   $     82,659    $    (33,976)
  Net realized gains from security transactions ..........        245,815       1,173,146
  Net change in unrealized appreciation/depreciation
    on investments .......................................        320,028       1,406,495
                                                             ------------    ------------
Net increase in net assets from operations ...............        648,502       2,545,665
                                                             ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................        (71,991)           --
                                                             ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................      3,309,278       4,860,142
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................         71,929            --
  Proceeds from redemption fees collected (Note 1) .......             72             674
  Payment for shares redeemed ............................     (1,018,517)     (2,828,963)
                                                             ------------    ------------
Net increase in net assets from capital share transactions      2,362,762       2,031,853
                                                             ------------    ------------

TOTAL INCREASE IN NET ASSETS .............................      2,939,273       4,577,518

NET ASSETS
  Beginning of period ....................................     25,722,197      21,144,679
                                                             ------------    ------------
  End of period ..........................................   $ 28,661,470    $ 25,722,197
                                                             ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ......................   $     10,668    $       --
                                                             ============    ============

CAPITAL SHARE ACTIVITY
  Sold ...................................................        233,110         354,802
  Reinvested .............................................          4,867            --
  Redeemed ...............................................        (71,847)       (207,643)
                                                             ------------    ------------
  Net increase in shares outstanding .....................        166,130         147,159
  Shares outstanding at beginning of period ..............      1,904,279       1,757,120
                                                             ------------    ------------
  Shares outstanding at end of period ....................      2,070,409       1,904,279
                                                             ============    ============

                See accompanying notes to financial statemetns.

THE SHEPHERD STREET EQUITY FUND
---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                         SIX MONTHS
                                            ENDED       YEAR        YEAR       YEAR         YEAR        YEAR
                                          MARCH 31,     ENDED      ENDED       ENDED       ENDED        ENDED
                                            2005      SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,  SEPT. 30,
                                         (UNAUDITED)    2004        2003        2002        2001        2000
                                          --------    --------    --------    --------    --------    --------
Net asset value at beginning
  of period ............................. $  13.51    $  12.03    $   9.70    $  11.23    $  14.81    $  12.84
                                          --------    --------    --------    --------    --------    --------

Income (loss) from investment operations:
  Net investment income (loss) ..........     0.04       (0.02)      (0.02)      (0.04)      (0.04)      (0.04)
  Net realized and unrealized gains
   (losses) on investments ..............     0.33        1.50        2.35       (1.49)      (3.08)       2.26
                                          --------    --------    --------    --------    --------    --------
Total from investment operations ........     0.37        1.48        2.33       (1.53)      (3.12)       2.22
                                          --------    --------    --------    --------    --------    --------

Less distributions:
  Dividends from net investment
    income ..............................    (0.04)       --          --          --          --         (0.01)
  Distributions from net
    realized gains ......................     --          --          --          --         (0.46)      (0.24)
                                          --------    --------    --------    --------    --------    --------
Total distributions .....................    (0.04)       --          --          --         (0.46)      (0.25)
                                          --------    --------    --------    --------    --------    --------

Net asset value at end of period ........ $  13.84    $  13.51    $  12.03    $   9.70    $  11.23    $  14.81
                                          ========    ========    ========    ========    ========    ========

Total return(a) .........................    2.69%(b)    12.30%      24.02%     (13.62%)    (21.69%)     17.32%
                                          ========    ========    ========    ========    ========    ========

Net assets at end of period (000's) ..... $ 28,661    $ 25,722    $ 21,145    $ 11,385    $ 10,570    $  9,658
                                          ========    ========    ========    ========    ========    ========

Ratio of expenses to average
  net assets(d) .........................    1.15%(c)     1.15%       1.15%       1.15%       1.16%       1.25%
Ratio of net investment income
  (loss) to average net assets ..........    0.59%(c)    (0.13%)     (0.17%)     (0.33%)     (0.36%)     (0.37%)
Portfolio turnover rate .................      76%(c)       87%         70%         65%         68%         73%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Not annualized.

(c)  Annualized.

(d) Absent expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.15%(b) for the period ended March 31, 2005.


                See accompanying notes to financial statemetns.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, the Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the periods ended March 31, 2005 and September 30, 2004, proceeds from redemption fees totaled $72 and $674, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
MARCH 31, 2005 (UNAUDITED)

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended March 31, 2005 was ordinary income. There were no distributions paid during the year ended September 30, 2004.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at March 31, 2005 was as follows:
--------------------------------------------------------------------------------
Cost of portfolio investments ................................... $ 25,163,519
                                                                  ============
Gross unrealized appreciation ................................... $  4,550,911
Gross unrealized depreciation ...................................   (1,165,612)
                                                                  ------------
Net unrealized appreciation ..................................... $  3,385,299
Capital loss carryforwards ......................................     (578,093)
Accumulated net investment income ...............................       10,668
Other gains .....................................................      224,107
                                                                  ------------
Total distributable earnings .................................... $  3,041,981
                                                                  ============
--------------------------------------------------------------------------------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
MARCH 31, 2005 (UNAUDITED)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The capital loss carryforward of $578,093, which expires September 30, 2011, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended March 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $12,588,868 and $10,538,920, respectively.

3.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1. For the six months ended March 31, 2005, the Advisor received fees of $55,948 under the Advisory Agreement and voluntarily reimbursed the Fund for borrowing costs of $147.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended March 31, 2005, the Advisor received fees of $69,935 under the Servicing Agreement.

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended March 31, 2005, the Advisor received payments from the Fund of $34,967.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
MARCH 31, 2005 (UNAUDITED)

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

Certain directors and officers of the Fund are directors and officers of the Advisor or of Ultimus.

4.   BANK LINE OF CREDIT

The Fund has an unsecured $200,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. During the six months ended March 31, 2005, the Fund incurred $147 of interest expense related to borrowings. As of March 31, 2005, the Fund had no outstanding borrowings.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Shepherd Street Equity Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value    Account Value   Expenses Paid
                                 October 1, 2004  March 31, 2005  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,026.90        $ 5.81
Based on Hypothetical 5% Return
 (before expenses)                  $1,000.00       $1,019.20        $ 5.79
--------------------------------------------------------------------------------
o Expenses are equal to the Fund's annualized expense ratio of (1.15%) for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                              INVESTMENT ADVISOR:
                       Salem Investment Counselors, Inc.
                              480 Shepherd Street
                      Winston-Salem, North Carolina 27103

                             SHAREHOLDER SERVICES:
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                            Kilpatrick Stockton LLP
                              3737 Glenwood Avenue
                                   Suite 400
                               Raleigh, NC 27612

     A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request bycalling toll-free 1-888-575-4800, or on the SEC's website at http://www.sec.gov.

  The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q.
     The filings will be available upon request, by calling 1-888-575-4800. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Shepherd Street Funds, Inc.
             ---------------------------------------------------------------



By (Signature and Title)*    /s/ David B. Rea
                           ---------------------------------------------

                           David B. Rea, President


Date          May 11, 2005
      ------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ David B. Rea
                           ---------------------------------------------

                           David B. Rea, President


Date          May 11, 2005
      ------------------------------





By (Signature and Title)*    /s/ Jeffrey C. Howard
                           ---------------------------------------------

                           Jeffrey C. Howard, Treasurer


Date         May 11, 2005
      ------------------------------



* Print the name and title of each signing officer under his or her signature.